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                                                                   HARTFORD LIFE

July 18, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:        HARTFORD LIFE INSURANCE COMPANY
           SEPARATE ACCOUNT TWO ("REGISTRANT")
           FIFTH THIRD DIRECTOR VARIABLE ANNUITY
           FILE NO. 333-69485

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's Post-Effective Amendment No. 20; and

2. The text of the Registrant's Post-Effective Amendment No. 20 was filed electronically with the Securities and Exchange Commission on June 28, 2002.

If you should have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist